Schedule of remaining contractual undiscounted repayment obligations (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 7,460,701	$ 9,489,266		$ 2,005,219
Cash and cash equivalents	2,393,636	3,044,466	$ 1,533,967	1,951,053		$ 1,217,448
Amount due from related parties					$ 8,783,276	$ 11,877,624
Trade and other payables	5,169,262	6,574,785		2,575,949
Amount due to a former director				111,459
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,016,520	8,924,312		1,763,412
Cash and cash equivalents	2,393,636	3,044,466		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,410,156	11,968,778		14,271,705
Trade and other payables	4,949,404	6,295,147		2,184,619
Lease liabilities	3,944,080	5,016,475		28,500
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	1,140,266	61,371		4,261,290
Borrowings		48,251
Total undiscounted financial liabilities	10,082,001	12,823,298		7,897,258
Total net undiscounted financial assets/(liabilities)	(671,845)	(854,520)		6,374,447
Amount due to related parties		1,450,305
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,016,520	8,924,312		1,763,412
Cash and cash equivalents	2,393,636	3,044,466		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,410,156	11,968,778		14,271,705
Trade and other payables	4,949,404	6,295,147		2,184,619
Lease liabilities	4,123,479	5,244,654		29,000
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	1,140,266	61,371		4,261,290
Borrowings		48,251
Total undiscounted financial liabilities	10,261,400	13,051,477		7,897,758
Total net undiscounted financial assets/(liabilities)	(851,244)	(1,082,699)		6,373,947
Amount due to related parties		1,450,305
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,016,520	8,924,312		1,763,412
Cash and cash equivalents	2,393,636	3,044,466		1,951,053
Amount due from related parties				10,557,240
Total undiscounted financial assets	9,410,156	11,968,778		14,271,705
Trade and other payables	4,949,404	6,295,147		2,184,619
Lease liabilities	1,738,177	2,210,787		29,000
Amount due to related parties				1,311,390
Amount due to a former director				111,459
Borrowings	1,140,266	61,371		2,677,856
Borrowings		48,251
Total undiscounted financial liabilities	7,876,098	10,017,610		6,314,324
Total net undiscounted financial assets/(liabilities)	1,534,058	1,951,168		7,957,381
Amount due to related parties		1,450,305
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Cash and cash equivalents
Amount due from related parties
Total undiscounted financial assets
Trade and other payables
Lease liabilities	2,385,303	3,033,867
Amount due to related parties
Amount due to a former director
Borrowings				1,583,434
Borrowings
Total undiscounted financial liabilities	2,385,303	3,033,867		1,583,434
Total net undiscounted financial assets/(liabilities)	$ (2,385,303)	(3,033,867)		$ (1,583,434)
Amount due to related parties